DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Deposits Prepayments And Other Receivables Net
Prepaid marketing service fees	$ 860